Summary of Significant Accounting Policies Allowance for Funds Used During Construction (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Public Utilities, Allowance for Funds Used During Construction, Rate	8.20%	8.20%	8.10%